Acquisitions and disposals - Summary of Financial Information Relating to Discontinued Operations (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Turnover	£ 30,328	£ 29,324	£ 24,696
Profit before taxation	6,064	5,628	3,599
Taxation	(756)	(707)	(83)
(Loss)/profit after taxation from discontinued operations: Consumer Healthcare	0	10,700	1,580
Remeasurement of discontinued operations distributed to shareholders on demerger	0	7,651	0
Non-controlling interest in discontinued operations	0	205	511
Earnings attributable to shareholders from discontinued operations	£ 0	£ 10,495	£ 1,069
Basic earnings per share from discontinued operations (in pence per share)	£ 0	£ 2.606	£ 0.267
Discontinued operations
Disclosure of detailed information about business combination [line items]
Turnover		£ 5,581	£ 9,418
Expense		(4,730)	(7,575)
Profit before taxation		851	1,843
Taxation		£ (235)	£ (263)
UK statutory rate of taxation (in percent)		27.60%	14.30%
(Loss)/profit after taxation from discontinued operations: Consumer Healthcare		£ 616	£ 1,580
Other gains/(losses) on demerger		2,433	0
Remeasurement of discontinued operations distributed to shareholders on demerger		7,651	0
Profit after taxation on demerger of discontinued operations		10,700	1,580
Non-controlling interest in discontinued operations		205	511
Earnings attributable to shareholders from discontinued operations		£ 10,495	£ 1,069